Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2024, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.

Principles of Consolidation
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.

Recently issued accounting pronouncements not yet adopted and Recently issued SEC final rules not yet adopted
Recently issued accounting pronouncements not yet adopted
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures: In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the chief operating decision maker (“CODM”), and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard in the annual financial statements for the fiscal year beginning April 1, 2024 and interim periods within the fiscal year beginning April 1, 2025.
Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in our consolidated financial statements when adopted. The Company will adopt this standard for the fiscal year beginning April 1, 2025.
Recently issued SEC final rules not yet adopted
In March 2024, the SEC adopted final rules under SEC Release No. 33-11275, The Enhancement and Standardization of Climate-Related Disclosures for Investors, which requires a registrant to disclose climate-related risks that are reasonably likely to have a material impact on its business strategy, results of operations and financial condition. The rules include disclosures relating to climate-related risks and risk management, a registrant's governance of such risks, the financial impact on the audited financial statements, and greenhouse gas emissions. The disclosures will be required prospectively, with information for prior periods required only to the extent it was previously disclosed in an SEC filing. The earliest adoption date starts from the registrant's fiscal year beginning calendar 2025, which is the Company's fiscal year ending March 31, 2026. On April 4, 2024, the SEC determined to voluntarily stay the final rules pending certain legal challenges. The Company is currently evaluating the impact of the adoption of these final rules on its consolidated financial statements and disclosures.

Revenue Recognition
Revenue Recognition
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of specified IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of the license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of specified IP, excluding when-and-if-available minor updates over the support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that the timing of the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligation. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
Certain subscription license agreements include unspecified future IPs that are provided on a when-and-if-available basis, representing a stand-ready obligation. The contract consideration allocated to the stand-ready obligation is recognized on a ratable basis over the term of the contract, commencing upon the later of the effective date of the agreement and the transfer of the initial available IP license.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and customer can begin to use and benefit from the license.
•Professional services — Services (such as training, professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. Revenue from professional and design services are recognized over time using the input method based on engineering labor hours expended to date relative to the estimated total effort required. For such professional and design services, the Company has an enforceable right to payment for performance completed to date, which includes a reasonable profit margin and the performance of such services do not create an asset with an alternative use. In certain arrangements, the Company also provides customers with professional and design services, as a stand-ready obligation, that are recognized on a ratable basis over the term of the contract.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
Royalty Revenue
For most IP license agreements, royalties are collected on products that incorporate the Company’s IP. Royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based on a combination of methodologies, including the use of historical sales trends and macroeconomic factors for predictive analysis, the analysis of customer royalty reports and their sales trends and forecasts, as well as data and forecasts from third-party industry research providers. Data considered includes revenue, unit shipments, average selling price, product mix, market share and market penetration. Adjustments to revenue are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees in the period following the accrual, including royalty audit resolutions.
The timing of revenue recognition may differ from the timing of invoicing to customers. When revenue recognized exceeds the amount billed to the customer, the Company records a contract asset.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations. Revenue recognition for specified IP occurs upon delivery or beginning of license term, whichever is later. For certain subscription offerings, revenue allocated to unspecified future IP is recognized over-time, on a straight-line basis over the delivery period, commencing upon the later of the effective date of the arrangement and the transfer of the initial available IP license.

Equity Method Investments
Equity Method Investments
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”), for its investments in Acetone Limited and Ampere. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using the (i) the market-calibration approach based on the guideline public company method, (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method, or (iii) the probability-weighted, expected return (“PWER”) approach.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the investee’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The PWER approach is based on discrete future exit scenarios to determine the value of various equity securities. Under the PWER approach, the share value today is based on the probability-weighted, present value of expected future distributions, taking into account the rights and preferences of each debt and equity class. The Company considers an initial public offering scenario, a sale scenario, and a scenario assuming continued operation as a private entity for future exit scenarios. The fair value computation under this approach includes key assumptions for time to liquidity outcomes, discounted rate, and present value factors.

Currency Exchange Contracts	Currency Exchange Contracts For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.